12. RETIREMENT PLAN	12 Months Ended
Sep. 30, 2013
Compensation and Retirement Disclosure [Abstract]
RETIREMENT PLAN

The Company has a 401(k) Plan whereby substantially all employees participate in the Plan. Employees may contribute up to 50 percent of their compensation subject to certain limits based on federal tax laws. The Company makes matching contributions equal to 100 percent of the first 3 percent plus 50 percent after the next 2 percent of an employee’s compensation contributed to the Plan. Matching contributions vest to the employee equally over a five-year period. For the years ended September 30, 2013, 2012 and 2011, expense attributable to the Plan amounted to approximately $438, $397, and $382, respectively.